Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Changes In Equity [Abstract]
Beginning balance	$ 735	$ 538	$ 883
Unrealized gain or loss for the year
Equity instruments	522	197	(345)
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments	(17)	0	0
Ending balance	$ 1,240	$ 735	$ 538